Document and Entity Information	Jul. 24, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002092574
Document Type	8-K
Document Period End Date	Jul. 24, 2026
Entity Registrant Name	Swarmer, Inc
Entity Incorporation State Country Code	DE
Entity File Number	001-43192
Entity Tax Identification Number	93-1378503
Entity Address, Address Line One	4515 Seton Center Pkwy #330
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	(512)
Local Phone Number	305-3513
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	SWMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false